Financial Liabilities At Amortised Cost - Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits [Abstract]
Savings Accounts	$ 499,037,378	$ 555,534,445
Term deposits	414,773,153	336,738,717
Checking accounts	253,464,723	331,959,368
Investment accounts	125,945,113	116,623,934
Others	10,579,718	12,652,500
Total Deposits from customers	$ 1,303,800,085	$ 1,353,508,964